SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government subsidies and Foreign currency exchange rate risk (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government subsidies received	$ 25	$ 0
Depreciation of foreign currency (as a percent)	3.10%	0.41%